Income tax and social contribution - Income tax and social contribution expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax and social contribution
Current tax on income for the year	R$ (11,551)	R$ (11,394)	R$ (9,959)
Deferred tax on income for the year	15,277	(13,663)	(11,130)
Income tax and social contribution expense	R$ 3,726	R$ (25,057)	R$ (21,089)